Basis of preparation and significant accounting policies	6 Months Ended
Jun. 30, 2018
Accounting policies [Abstract]
Basis of preparation and significant accounting policies

2.	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The Group’s consolidated interim financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) 34, Interim Financial Reporting and IFRS 10, Consolidated Financial Statements. It is necessary to use the annual consolidated financial statements for the year ended December 31, 2017 for understanding of the accompanying interim financial statements.

Unless stated below, the accounting policies applied in preparing the accompanying consolidated interim financial statements have been applied consistently with the annual consolidated financial statements as of and for the year ended December 31, 2017.

(1)	The Group has newly adopted the following adoption of IFRS that affected the Group’s accounting policies:

-	Adoption of IFRS 9 – Financial instruments (enacted)

The Group applied for the first time as of January 1, 2018, the adoption to IFRS 9 and other standards related to IFRS 9, which introduces new rules: 1) classification and measurement of financial assets and financial liabilities, 2) impairment of financial assets, and 3) hedge accounting.

The Group decided not to restate the prior period figures when applying the Standard for the first time, thus the comparative financial statements presented are not restated.

The main contents of the new accounting standard and the effect on the financial statements of the Group are as follows:

a) Classification and measurement of financial assets and financial liabilities

All financial assets included in the scope of IFRS 9 are subsequently measured at amortized cost or fair value based on the business model for the management of financial assets and the nature of the contractual cash flows.

Debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of subsequent accounting periods (financial assets at amortized cost).

Debt instruments that are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets, and that have contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, are generally measured at fair value through other comprehensive income (financial assets at fair value through other comprehensive income (“FVTOCI”)).

All other debt instruments and equity instruments are measured at their fair value at the end of subsequent accounting periods (financial assets at fair value through profit or loss (“FVTPL”)).

Notwithstanding the foregoing, the Group may make the following irrevocable choice or designation at the time of initial recognition of financial assets.

The Group may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value of an investment in an equity instrument within the scope of this Standard that is neither held for trading nor contingent consideration recognized by an acquirer in a business combination to which IFRS 3(R) applies.

At initial recognition, financial assets at amortized cost or FVTOCI may be irrevocably designated as financial assets at fair value through profit or loss mandatorily measured at fair value if doing so eliminate or significantly reduce a measurement or recognition inconsistency.

As of the date of first adoption of IFRS 9, there are no debt instruments classified either as financial assets at amortized cost or FVTOCI that are designated as financial assets at fair value through profit or loss.

When debt instruments measured at FVTOCI are removed, the cumulative gain or loss recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment. On the other hand, for equity instruments designated as financial assets at fair value through other comprehensive income, cumulative gains or losses previously recognized in other comprehensive income are not subsequently reclassified to profit or loss. Debt instruments measured subsequently at amortized cost or fair value through other comprehensive income are subject to impairment provisions.

The classification and measurement of financial assets and financial liabilities in accordance with IFRS 9 and IAS 39 as of January 1, 2018 are as follows (Unit: Korean Won in millions):

Account	Classification according to IAS 39	Classification according to IFRS 9	Classification according to IAS 39	Reclassificati- on	Remeasure- ment	Classification according to IFRS 9
Deposit	Loans and receivables	Loan and other financial assets at amortized cost	8,870,835	—	—	8,870,835
Deposit	Financial assets at FVTPL	Financial assets at FVTPL	25,972	—	—	25,972
Debt securities	Financial assets at FVTPL	Financial assets at FVTPL(*)	2,654,027	—	—	2,654,027
Equity securities	Financial assets at FVTPL	Financial assets at FVTPL(*)	47,304	—	—	47,304
Derivatives	Financial assets at FVTPL	Financial assets at FVTPL(*)	3,115,775	(2,137)	—	3,113,638
Equity securities	Available-for-sale financial assets	Financial assets at FVTPL(*)	1,273,498	1,219	—	1,274,717
Equity securities	Available-for-sale financial assets	Financial assets at FVTOCI	850,207	—	—	850,207
Debt securities	Available-for-sale financial assets	Financial assets at FVTPL	46,855	—	—	46,855
Debt securities	Available-for-sale financial assets	Financial assets at FVTOCI	12,874,209	—	—	12,874,209
Debt securities	Available-for-sale financial assets	Securities at amortized cost	308,181	—	14,119	322,300
Debt securities	Held to maturity financial assets	Securities at amortized cost	16,749,296	—	—	16,749,296
Loans	Loans and receivables	Financial assets at FVTPL (*)	279,032	918	50	280,000
Loans	Loans and receivables	Loan and other financial assets at amortized cost	253,014,491	—	—	253,014,491
Derivatives	Derivatives	Derivatives	59,272	—	—	59,272
Other financial assets	Loans and receivables	Loan and other financial assets at amortized cost	6,772,088	—	—	6,772,088

Total financial assets			306,941,042	—	14,169	306,955,211

(*)

Under IAS 39, the embedded derivatives out of hybrid financial instruments are accounted for as derivatives assets or liabilities if the criteria for separation of the embedded derivative are met and the rest of host contracts in those instruments are recorded as available-for-sale financial assets or loans and receivables respectively. Since IFRS 9 requires financial instruments be accounted for based on the terms of the entire financial instruments, the hybrid financial assets are revalued and recorded as financial assets at fair value through profit or loss.

Account	Classification according to IAS 39	Classification according to IFRS 9	Classification according to IAS 39	Reclassifica- tion	Remeasure- ment	Classification according to IFRS 9
Deposit due to customers	Financial liabilities at FVTPL	Financial liabilities at FVTPL	25,964	—	—	25,964
Deposit due to customers	Deposit due to customers	Financial liabilities at amortized cost	234,695,084	—	—	234,695,084
Borrowings	Borrowings	Financial liabilities at amortized cost	14,784,706	—	—	14,784,706
Debentures	Financial liabilities at FVTPL	Financial liabilities at FVTPL	91,739	—	—	91,739
Debentures	Debentures	Financial liabilities at amortized cost	27,869,651	—	—	27,869,651
Equity-linked securities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	160,057	—	—	160,057
Derivatives liabilities	Financial liabilities at FVTPL	Financial liabilities at FVTPL	3,150,149	—	—	3,150,149
Derivatives liabilities	Derivatives liabilities	Derivatives liabilities	67,754	—	—	67,754
Other financial liabilities	Other financial liabilities	Financial liabilities at amortized cost	13,892,461	—	—	13,892,461
Provision for financial guarantee	Provision for financial guarantee	Financial liabilities at amortized cost	71,697	—	—	71,697

Total financial liabilities			294,809,262	—	—	294,809,262

At the date of the initial application of IFRS 9, there were no financial assets or liabilities measured at FVTPL that were reclassified to FVTOCI or amortized cost category.

As of the date of first adoption of IFRS 9, the amount of valuation gain or loss and the fair value of financial assets that would have been recognized in the book, had the entity decided not to reclassify financial assets at FVTPL or FVTOCI that has been reclassified into financial assets at amortized cost, are as follows: (Unit: Korean Won in millions)

Account subject	Category before the adoption of IFRS 9	Amount of valuation gain/loss had it not been reclassified	Fair value
Debt securities	AFS securities	(236)	302,638

b) Impairment of financial assets

The impairment model under IFRS 9 reflects expected credit losses, as opposed to incurred credit losses under IAS 39. Under the impairment approach in IFRS 9, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Instead, the Group accounts for expected credit losses and changes in those expected credit losses. The amount of expected credit losses should be updated at each reporting date to reflect changes in credit risk since initial recognition.

The Group is required to recognize the expected credit losses for financial instruments measured at amortized cost or FVTOCI, and loan commitments and financial guarantee contracts that are subject to the impairment provisions of IFRS 9. In particular, when the credit risk of the financial instruments are significantly increased after initial recognition, or when the credit quality of the financial instruments are already impaired at acquisition, the loss allowance is measured as the expected credit loss for the whole life of the financial assets. If the credit risk of a financial instruments does not increase significantly after initial recognition (excluding POCI loans - for financial assets already impaired at initial recognition), the Group measures the loss allowance on the financial instruments at the amount equivalent to the expected 12-month credit loss.

Management determined the credit risk at the date of initial recognition of the financial instrument in accordance with IFRS 9 and provided a reasonable and supportive measure that can be used without undue cost or effort in comparison with the credit risk of the initial application date (January 1, 2018) the Group used information that could be used to assess the impairment of the Group’s financial assets, lending arrangements and financial guarantees at the date of initial application. As of January 1, 2018, the evaluation results are as follows (Unit: Korean Won in millions):

Account	Classification according to IAS 39	Classification according to IFRS 9	Loss allowance per IAS 39 (A)	Loss allowance per IFRS 9 (B)	Increases (B-A)
Deposit	Loans and receivables	Loans and other financial assets at amortized cost	2,458	3,092	634
Debt securities
AFS debt securities	AFS financial assets	Financial assets at FVTOCI	—	4,236	4,236
HTM securities	HTM financial assets	Securities at amortized cost	—	5,078	5,078
Loans and other financial assets	Loans and receivables	Loans and other financial assets at amortized cost	1,827,785	2,076,873	249,088
Payment guarantee			183,247	192,924	9,677
Loan commitment			66,115	104,985	38,870

Total			2,079,605	2,387,188	307,583

c) Classification and measurement of financial liabilities

One of the major changes related to the classification and measurement of financial liabilities as a result of the adoption of IFRS 9 is the change in the fair value of financial liabilities designated at fair value through profit or loss due to the changes in issuer’s own credit risk. The Group recognizes the effect of changes in the credit risk of financial liabilities designated as at FVTOCI in other comprehensive income, except for cases where it causes or disproves accounting mismatch of the profit or loss. Changes in fair value due to credit risk of financial liabilities are not subsequently reclassified to profit or loss, but are reclassified as retained earnings when financial liabilities are eliminated.

In accordance with IAS 39, the entire of changes in fair value of financial liabilities designated as at FVTPL are recognized in profit or loss. As of January 1, 2018, the Group designated 251,796 million Korean Won of FVTPL out of 294,813,795 million of financial liabilities, and recognized 133 million Korean Won as accumulated other comprehensive loss in relation to the changes in credit risk of financial liabilities.

d) Hedge accounting

The new hedge accounting model maintains three types of hedge accounting. However, it is introduced more flexibility in the types of transactions that are eligible for hedge accounting and is expanded the types of hedging instruments and non-financial hedge items that qualify for hedge accounting. As a whole, it has been amended and replaced by the principle of “economic relationship” between the hedged item and the hedging instrument. Retrospective assessment of the hedging effectiveness is no longer required. Additional disclosure requirements have been introduced in relation to the Group’s risk management activities.

In accordance with the transitional provisions of IFRS 9 on hedge accounting, the Group adopted the hedge accounting provisions of IFRS 9 prospectively from January 1, 2018. As of the date of initial application, the Group has considered that the hedging relationship in accordance with IAS 39 is appropriate for hedge accounting under IFRS 9, thus the hedging relationship is considered to exist continually. Since the major conditions for hedging instruments and the hedged items are consistent, all hedging relationships are consistent with the effectiveness assessment requirements of IFRS 9. The Group has not designated a hedging relationship in accordance with IFRS 9 in which the hedge relationship would not have met the requirements for hedge accounting under IAS 39.

Consistent with prior periods, the Group continues to designate fair value changes in interest rate swaps as hedging instruments in the fair value hedge relationship.

e) Effect on equity as a result of adoption of IFRS 9

The effect on equity due to the adoption of IFRS 9 as of January 1, 2018 is as follows (Unit: Korean Won in millions):

-	Impact on accumulated other comprehensive loss as result of financial assets at FVTOCI, etc.

Amount
Beginning balance (prior to IFRS 9)	(89,723)
Reclassification	(392,177)
Reclassification of available-for-sale financial assets to financial assets at Amortized cost	494
Reclassification of available-for-sale financial assets to financial assets at FVTPL	(152,124)
Recognition of expected credit losses of debt securities at FVTOCI	4,293
Reclassified of available for sale financial assets (equity securities) to financial assets at FVTOCI	(397,508)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	(133)
Others	3,005
Income tax effect	149,796

Ending balance (based on IFRS 9)	(481,900)

-	Retained earnings impact

Amount
Beginning balance (prior to IFRS 9)	15,620,006
Reclassification	177,091
Reclassification of available-for-sale financial assets to financial assets at Amortized cost	(494)
Reclassification of available-for-sale financial assets to financial assets at FVTPL	152,067
Recognition of expected credit losses of debt instruments at FVTOCI	(4,236)
Reclassified of available for sale financial assets (equity securities) to financial assets at FVTOCI	397,508
Effect on revaluation of financial assets at amortized cost from loan and receivables or AFS financial assets	282
Recognition of expected credit losses of financial assets at amortized cost which were previously loan and receivables	(240,683)
Effect of payment guarantees / unused commitments on liabilities	(48,548)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition	133
Others	(4,456)
Income tax effect	(74,482)

Ending balance (based on IFRS 9)	15,797,097

-	Adoption of IFRS 15 – Revenue from contracts with customers (enacted)

The Group adopted IFRS 15 for the first time and decided to retrospectively apply the cumulative effect of the first application of IFRS 15 as of January 1, 2018. In addition, the Standard has been retrospectively applied only to contracts that are not completed on the date of initial application, and all contractual changes made prior to the first application date are not rewritten.

In addition, the Group decided not to restate the prior periods when applying IFRS 15 for the first time. Accordingly, the Group has not retroactively restated the comparative consolidated financial statements presented herein.

-	Amendments to IFRS 2 – Classification and Measurement of Share-based Payment Transactions

The amendments clarify the following; i) In estimating the fair value of a cash-settled share-based payment, the accounting for the effects of vesting and non-vesting conditions should follow the same approach as for equity-settled share-based payments ii) Where tax law or regulation requires an entity to withhold a specified number of equity instruments equal to the monetary value of the employee’s tax obligation to meet the employee’s tax liability which is then remitted to the tax authority, i.e. the share-based payment arrangement has a ‘net settlement feature’, such an arrangement should be classified as equity-settled in its entirety, provided that the share-based payment would have been classified as equity-settled had it not included the net settlement feature, iii) A modification of a share-based payment that changes the transaction from cash-settled to equity-settled should be accounted for as follows; a) the original liability is derecognized; b) the equity-settled share-based payment is recognized at the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and c) any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in profit or loss immediately.

-	Amendments to IAS 40 – Transfers of Investment Property

The amendments clarify that a transfer to, or from, investment property necessitates an assessment of whether a property meets the definition of investment property, supported by observable evidence that a change in use has occurred. The amendments further clarify that the situations listed in IAS 40 are not exhaustive and that a change in use is possible for properties under construction (i.e. a change in use is not limited to completed properties).

-	Amendments to IFRIC 22 – Foreign Currency Transactions and Advance Consideration

IFRIC 22 addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income (or part of them), when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (e.g. a non-refundable deposit or deferred revenue).

The Interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the Interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.

-	Annual Improvements to IFRS 2014-2016 Cycle

The amendments include partial amendments to IFRS 1 ‘First-time Adoption of IFRS’ and IAS 28 ‘Investments in Associates and Joint Ventures.’ Amendments to IAS 28 provide that an investment company such as a venture capital investment vehicle may selectively designate each of its investment in associates and/or joint ventures to be measured at fair value through profit or loss mandatorily measured at fair value, and that such designation must be made at the time of each investment’s initial recognition. In addition, when non-investment companies apply equity method to investment in associates and/or joint ventures that are investment companies, these companies may apply the same fair value measurement used by the said associates to value their own subsidiaries. This accounting treatment may be selectively applied to each associate.

There are no significant impacts on financial statements due to newly adopted accounting standards except for IFRS 9.

(2)	The Group has not applied the following IFRS that have been issued but are not yet effective:

-	IFRS 16—Leases (enacted)

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 will supersede the current lease guidance including IAS 17 Leases and the related interpretations, and will be applied to periods beginning on or after January 1, 2019.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases and finance leases are removed for lessee accounting, and is replaced by model where a right-of-use asset and corresponding liability have to be recognized for all leases by lessees except for short-term leases and leases of low value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows; whereas under the IFRS 16 model, the lease payments will be split into a principal and an interest portion which will be presented as financing and operating cash flows respectively.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease. Also, IFRS 16 requires expanded disclosures.

According to the preliminary assessment of the Group, the lease agreements entered into by the Group as of June 30, 2018 are expected to meet the definition of lease under the Standard, and accordingly, if the Group adopts the Standard, it applies to all leases except short-term leases and leases of low value assets, and the Group will recognize the right-of-use assets and related liabilities accordingly. The Group is currently analyzing the potential impact of this standards as of June 30, 2018.